SCHEDULE OF STATEMENTS OF OPERATION (Details) - Creative Motion Technology, LLC [Member] - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Business Combination [Line Items]
Revenues	$ 1,224,290	$ 985,613
Cost of Goods Sold	721,243	525,454
Gross profit	503,047	460,159
Operating expenses	265,779	245,531
Net Income	$ 237,268	$ 214,628